Summary of Funded Status of Plan (Detail) (UK Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
UK Plan
Change in benefit obligation:
Benefit obligation at beginning of year	$ 212.6	$ 204.5
Service cost	2.4	3.6	4.8
Past service cost	0.9	1.1
Interest cost	9.3	9.5	10.7
Members' contributions	0.7	0.5
Actuarial loss (gain)	(0.1)	4.3
Benefits paid	(9.3)	(10.9)
Foreign currency changes	9.8
Benefit obligation at end of year	226.3	212.6	204.5
Funded status at end of year: UK Plan assets less benefit obligation	$ 56.3	$ 48.5